Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Sales		$ 503,218	$ 299,064	$ 973,629	$ 595,870
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%	100.00%	100.00%
Mineral stream interest		$ 6,669,707		$ 6,669,707		$ 6,379,580
Percentage of mineral stream interests located in geographic area		100.00%		100.00%		100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 32,481	$ 14,796	$ 52,319	$ 28,039
Percentage of revenue derived from mineral stream interests located in geographic area		6.00%	5.00%	5.00%	5.00%
Mineral stream interest		$ 1,117,128		$ 1,117,128		$ 1,107,482
Percentage of mineral stream interests located in geographic area		18.00%		18.00%		17.00%
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 7,158	$ 10,400	$ 15,124	$ 19,960
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	3.00%	2.00%	3.00%
Mineral stream interest		$ 533,514		$ 533,514		$ 497,066
Percentage of mineral stream interests located in geographic area		8.00%		8.00%		8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 100,940	$ 63,876	$ 197,032	$ 128,506
Percentage of revenue derived from mineral stream interests located in geographic area		20.00%	21.00%	20.00%	22.00%
Mineral stream interest		$ 455,497		$ 455,497		$ 488,210
Percentage of mineral stream interests located in geographic area		7.00%		7.00%		8.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 7,627	$ 6,649	$ 15,060	$ 12,469
Percentage of revenue derived from mineral stream interests located in geographic area		2.00%	2.00%	2.00%	2.00%
Mineral stream interest		$ 15,997		$ 15,997		$ 16,559
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 18,163	$ 18,100	$ 33,368	$ 25,229
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	6.00%	3.00%	4.00%
Mineral stream interest		$ 24,198		$ 24,198		$ 25,169
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
UK [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 20,375		$ 20,375		$ 20,365
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514		$ 253,514		$ 253,513
Percentage of mineral stream interests located in geographic area	[1]	4.00%		4.00%		4.00%
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 10,889		$ 10,889		$ 10,889
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 1,011		$ 1,886
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 78,629		$ 78,629		$ 55,024
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		1.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 252,997	$ 129,466	$ 493,802	$ 247,317
Percentage of revenue derived from mineral stream interests located in geographic area		50.00%	43.00%	51.00%	42.00%
Mineral stream interest		$ 2,677,074		$ 2,677,074		$ 2,595,486
Percentage of mineral stream interests located in geographic area		40.00%		40.00%		41.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 80,071	$ 54,127	$ 159,880	$ 131,174
Percentage of revenue derived from mineral stream interests located in geographic area		16.00%	19.00%	16.00%	21.00%
Mineral stream interest		$ 690,280		$ 690,280		$ 720,469
Percentage of mineral stream interests located in geographic area		10.00%		10.00%		11.00%
Ecuador [Member]
Disclosure of geographical areas [line items]
Sales		$ 0		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 48,812		$ 48,812		$ 45,675
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		1.00%
Colombia [Member]
Disclosure of geographical areas [line items]
Sales		$ 2,770	$ 1,650	$ 5,158	$ 3,176
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	1.00%	1.00%	1.00%
Mineral stream interest		$ 86,385		$ 86,385		$ 87,280
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		1.00%
Côte d'Ivoire
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 157,342		$ 157,342		$ 342
Percentage of mineral stream interests located in geographic area		2.00%		2.00%		0.00%
Ethiopia
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 87,974		$ 87,974		$ 43,952
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		1.00%
South Africa
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 412,099		$ 412,099		$ 412,099
Percentage of mineral stream interests located in geographic area		7.00%		7.00%		7.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		$ 328,354	$ 182,150	$ 648,049	$ 372,839
Mineral stream interest		4,510,395		4,510,395		$ 4,226,619
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		688,015		688,015		701,358
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		206,058		206,058		207,461
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		131,784		131,784		136,478
Gold interests [member] | UK [member]
Disclosure of geographical areas [line items]
Mineral stream interest		20,375		20,375		20,365
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		78,629		78,629		55,024
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,677,074		2,677,074		2,595,486
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		58,963		58,963		64,327
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		48,727		48,727		45,593
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		79,752		79,752		80,531
Gold interests [member] | Côte d'Ivoire
Disclosure of geographical areas [line items]
Mineral stream interest		157,342		157,342		342
Gold interests [member] | Ethiopia
Disclosure of geographical areas [line items]
Mineral stream interest		87,974		87,974		43,952
Gold interests [member] | South Africa
Disclosure of geographical areas [line items]
Mineral stream interest		275,702		275,702		275,702
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		165,739	111,291	310,677	207,949
Mineral stream interest		1,577,424		1,577,424		1,563,244
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		194,641		194,641		165,983
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		116,437		116,437		76,426
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		323,713		323,713		351,732
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		15,997		15,997		16,559
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		24,198		24,198		25,169
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514		253,514		253,513
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889		10,889		10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		631,317		631,317		656,142
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		85		85		82
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		6,633		6,633		6,749
Palladium interest [member]
Disclosure of geographical areas [line items]
Sales		2,564	4,210	4,936	8,887
Mineral stream interest		289,833		289,833		291,993
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		211,019		211,019		213,179
Palladium interest [member] | South Africa
Disclosure of geographical areas [line items]
Mineral stream interest		78,814		78,814		78,814
Platinum Interests [member]
Disclosure of geographical areas [line items]
Sales		0	$ 0	0	$ 0
Mineral stream interest		67,035		67,035		67,035
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,452		9,452		9,452
Platinum Interests [member] | South Africa
Disclosure of geographical areas [line items]
Mineral stream interest		57,583		57,583		57,583
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		225,020		225,020		230,689
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 225,020		$ 225,020		$ 230,689

[1]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.